Property and Equipment	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

7. Property and Equipment

Property and equipment consists of the following as of September 30 (in thousands):

	2014	2013
Buildings and land	$123,899	$123,046
Vehicles	50,454	45,846
Computer hardware	32,276	29,661
Leasehold improvements	53,198	38,755
Furniture and fixtures	14,749	12,931
Office and telecommunication equipment	6,772	8,115
Software for internal use	1,488	—
Construction in progress	1,005	2,246

	283,841	260,600
Less accumulated depreciation	(124,355)	(106,965)

Property and equipment, net	$159,486	$153,635

For fiscal years ended 2014, 2013 and 2012, depreciation expense for continuing operations was $28.4 million, $25.4 million and $23.8 million, respectively, and depreciation expense for discontinued operations was $293 thousand, $370 thousand and $371 thousand, respectively.